Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Dimensional Emerging Markets Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Dimensional Emerging Markets Value Fund
Average Annual Return, Percent		23.49%	7.30%	4.91%
MSCI Emerging Markets Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	MSCI Emerging Markets Index (net div.)1
Average Annual Return, Percent	[1]	25.32%	3.93%	3.43%
MSCI Emerging Markets Value Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Value Index (net div.)
Average Annual Return, Percent		22.58%	4.08%	2.52%

[1]
1	The Fund has added this index in response to new regulatory requirements.